Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock Options Valuation Assumptions
The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted by the Company during the six months ended June 30, 2021 were as follows:

June 30,
2021
Expected option life (years)	5.27 to 6.08 years
Risk-free interest rate	0.62% to 1.14%
Expected volatility	80.04% to 81.55%
Expected dividend yield	—%

Stock Option Rollforward
The table below summarizes activity for the six months ended June 30, 2021:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	5,611,429	$17.19	7.96 years	$4,262
Granted	2,034,750	8.45	—	—
Exercised	(158,307)	0.79	—	—
Canceled or forfeited	(988,438)	16.68	—	—
Outstanding as of June 30, 2021	6,499,434	$14.93	8.20 years	$1,814
Exercisable as of June 30, 2021	2,873,805	17.91	7.40 years	$1,565
Vested and expected to vest as of June 30, 2021	6,499,436	$14.93	8.20 years	$1,814

Schedule of Nonvested Share Activity
A summary of the changes in the Company’s restricted ordinary shares during the six months ended June 30, 2021 is as follows:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2020	90,383	$4.17
Granted	—	—
Vested	(80,233)	4.17
Canceled or forfeited	—	—
Unvested and outstanding at June 30, 2021	10,150	$4.17
The following is a summary of RSU activity for the 2018 Plan for the six months ended June 30, 2021:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2020	415,000	$12.09
Granted	1,045,650	8.71
Vested	(164,500)	12.09
Canceled or forfeited	(201,000)	10.85
Unvested and outstanding at June 30, 2021	1,095,150	$9.12

Schedule Share Based Compensation Expense
Share-based compensation expense recorded as research and development expenses, general and administrative expenses, and capitalized to property and equipment is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Research and development	$860	$3,704	$(794)	$8,266
General and administrative	420	1,734	1,404	3,361
Capitalized	—	(133)	—	(87)
Total share-based compensation	$1,280	$5,305	$610	$11,540